Note 4 - Accounts Receivable (Details) - Allowance for Doubtful Accounts (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts [Abstract]
Balance at Beginning of Period	$ 2,899	$ 108,750	$ 108,750	$ 39,000
Provisions, net	4,492	89,325	92,224	485,072
Write-Off/ Recovery	0		(198,325)	(415,322)
Balance at End of Period	$ 7,391		$ 2,899	$ 108,750